PROPERTY, PLANT AND EQUIPMENT - Movements (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
PROPERTY, PLANT AND EQUIPMENT
Opening balance	$ 666,150,885	$ 640,529,872	$ 713,075,285
Additions	147,934,167	124,796,283	110,975,635
Disposals	(3,027,014)	(664,376)	(333,768)
Depreciation	(97,320,958)	(94,127,143)	(97,950,409)
Increase (decrease) due to foreign currency translation differences	(45,170,497)	(274,179)	(80,326,762)
Other increase (decrease)	(8,816,084)	(4,109,572)	(4,910,109)
Total movements	(6,400,386)	25,621,013	(72,545,413)
Ending balance	659,750,499	666,150,885	640,529,872
Construction in progress
PROPERTY, PLANT AND EQUIPMENT
Opening balance	49,986,111	34,625,004	25,522,059
Additions	89,392,003	70,421,863	59,639,751
Transfers between items of Property, plant and equipment	(41,957,409)	(53,824,861)	(46,527,488)
Increase (decrease) due to foreign currency translation differences	(13,319,346)	(1,235,895)	(4,009,318)
Other increase (decrease)	17,357
Total movements	34,132,605	15,361,107	9,102,945
Ending balance	84,118,716	49,986,111	34,625,004
Land
PROPERTY, PLANT AND EQUIPMENT
Opening balance	91,961,876	86,898,529	76,957,848
Additions	4,955,929	1,248,433	17,987,524
Transfers between items of Property, plant and equipment		1,643,038
Increase (decrease) due to foreign currency translation differences	72,350	2,171,876	(8,046,843)
Total movements	5,028,279	5,063,347	9,940,681
Ending balance	96,990,155	91,961,876	86,898,529
Buildings
PROPERTY, PLANT AND EQUIPMENT
Opening balance	173,073,161	159,474,930	172,058,447
Additions	1,674,734	1,201,903	104,132
Disposals	(300,079)	(4,598)	(16,277)
Transfers between items of Property, plant and equipment	3,450,060	15,471,645	10,132,100
Depreciation	(5,880,770)	(5,335,475)	(5,069,161)
Increase (decrease) due to foreign currency translation differences	(9,538,737)	2,792,916	(17,496,868)
Other increase (decrease)	(92,521)	(528,160)	(237,443)
Total movements	(10,687,313)	13,598,231	(12,583,517)
Ending balance	162,385,848	173,073,161	159,474,930
Plant and equipment
PROPERTY, PLANT AND EQUIPMENT
Opening balance	190,402,625	203,379,934	253,238,833
Additions	4,992,508	9,833,490	9,184,539
Disposals	(700,973)	(601,444)	(228,309)
Transfers between items of Property, plant and equipment	24,250,647	16,202,982	9,853,256
Depreciation	(36,026,939)	(35,568,436)	(35,294,090)
Increase (decrease) due to foreign currency translation differences	(20,492,851)	(1,266,728)	(29,405,268)
Other increase (decrease)	(6,591,937)	(1,577,173)	(3,969,027)
Total movements	(34,569,545)	(12,977,309)	(49,858,899)
Ending balance	155,833,080	190,402,625	203,379,934
Information technology
PROPERTY, PLANT AND EQUIPMENT
Opening balance	6,122,912	4,320,656	4,821,856
Additions	945,827	2,666,593	285,838
Disposals	(1,062,530)		(245)
Transfers between items of Property, plant and equipment	1,133,684	1,062,653	1,583,502
Depreciation	(2,190,107)	(1,910,731)	(1,879,341)
Increase (decrease) due to foreign currency translation differences	(320,634)	29,148	(469,797)
Other increase (decrease)	(1,827)	(45,407)	(21,157)
Total movements	(1,495,587)	1,802,256	(501,200)
Ending balance	4,627,325	6,122,912	4,320,656
Fixed facilities and accessories
PROPERTY, PLANT AND EQUIPMENT
Opening balance	20,466,113	22,306,759	25,055,547
Additions	(4,161)	161,395
Transfers between items of Property, plant and equipment	2,548,441	1,709,635	1,371,016
Depreciation	(2,112,681)	(2,456,511)	(2,512,958)
Increase (decrease) due to foreign currency translation differences	(1,307,835)	(1,254,915)	(1,606,846)
Other increase (decrease)		(250)
Total movements	(876,236)	(1,840,646)	(2,748,788)
Ending balance	19,589,877	20,466,113	22,306,759
Vehicles
PROPERTY, PLANT AND EQUIPMENT
Opening balance	23,896,425	18,106,705	16,169,783
Additions	1,512,162	338,986	105,804
Disposals	(173,190)	(3,473)	(4,917)
Transfers between items of Property, plant and equipment	2,253,061	9,015,390	8,868,154
Depreciation	(5,303,332)	(4,622,348)	(3,967,423)
Increase (decrease) due to foreign currency translation differences	7,441,057	1,783,041	(2,918,202)
Other increase (decrease)	(362,918)	(721,876)	(146,494)
Total movements	5,366,840	5,789,720	1,936,922
Ending balance	29,263,265	23,896,425	18,106,705
Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT
Opening balance	190,523	274,945	446,120
Additions	13,529
Transfers between items of Property, plant and equipment			5,993
Depreciation	(61,033)	(112,805)	(87,523)
Increase (decrease) due to foreign currency translation differences	(34,272)	28,383	(89,645)
Other increase (decrease)	(101,332)
Total movements	(183,108)	(84,422)	(171,175)
Ending balance	7,415	190,523	274,945
Other Property, plant and equipment
PROPERTY, PLANT AND EQUIPMENT
Opening balance	110,051,139	111,142,410	138,804,792
Additions	44,451,636	38,923,620	23,668,047
Disposals	(790,242)	(54,861)	(84,020)
Transfers between items of Property, plant and equipment	8,321,516	8,719,518	14,713,467
Depreciation	(45,746,096)	(44,120,837)	(49,139,913)
Increase (decrease) due to foreign currency translation differences	(7,670,229)	(3,322,005)	(16,283,975)
Other increase (decrease)	(1,682,906)	(1,236,706)	(535,988)
Total movements	(3,116,321)	(1,091,271)	(27,662,382)
Ending balance	$ 106,934,818	$ 110,051,139	$ 111,142,410